Subsequent Events (Details)				6 Months Ended		12 Months Ended
	Oct. 06, 2023 USD ($) $ / shares shares	Apr. 12, 2023 shares	Jan. 26, 2023 USD ($) D employee $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Subsequent Events
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Warrants outstanding (in shares)				1,966,808		3,077,074
Repayment of principal | $					$ 6,446,000	$ 6,446,000	$ 4,000,000
Exercise Price | $ / shares				$ 11.50
Subsequent events | 2022 Loan and Security Agreement
Subsequent Events
Repayment of principal | $	$ 10,000,000
Number of shares of common stock called by warrants issued	27,707
Exercise Price | $ / shares	$ 7.67
Cash payment due with respect to certain fees | $	$ 212,500
Payment of net interest, prepayment fees, and legal fees | $	$ 849,000
HSAC 2 Holdings, LLC
Subsequent Events
Sponsor share forfeiture (as percent)			25.00%
Number of shares forfeiture by sponsor			1,000,000
Insider shares subject to lock up period			4,000,000
Private shares subject to lock up period			450,000
Share lock up period			12 months
Number of warrants issued			750,000
Number of employees and directors, warrants issued | employee			11
Number of shares issuable as earnout consideration		500,000
HSAC 2 Holdings, LLC | Subsequent events
Subsequent Events
Sponsor share forfeiture (as percent)			25.00%
Number of shares forfeiture by sponsor			1,000,000
Insider shares subject to lock up period			4,000,000
Private shares subject to lock up period			450,000
Share lock up period			12 months
Sponsor warrant forfeiture (as percent)			50.00%
Number of warrants issued			750,000
Number of employees and directors, warrants issued | employee			11
Percent of shareholders elected to participate in earnout			91.00%
HSAC 2 Holdings, LLC | Minimum
Subsequent Events
Warrants exercisable term			24 months
HSAC 2 Holdings, LLC | Minimum | Subsequent events
Subsequent Events
Share lock up period			6 months
Warrants exercisable term			24 months
HSAC 2 Holdings, LLC | Maximum
Subsequent Events
Warrants exercisable term			36 months
HSAC 2 Holdings, LLC | Maximum | Subsequent events
Subsequent Events
Share lock up period			12 months
Warrants exercisable term			36 months
Number of shares issuable as earnout consideration			8,000,000
HSAC 2 Holdings, LLC | Private warrants
Subsequent Events
Sponsor warrant forfeiture (as percent)			50.00%
Warrants outstanding (in shares)			1,500,000
Consideration for forfeiture of warrants | $			$ 0
HSAC 2 Holdings, LLC | Private warrants | Subsequent events
Subsequent Events
Warrants outstanding (in shares)			1,500,000
Number of warrants issued			750,000
Consideration for forfeiture of warrants | $			$ 0
HSAC 2 Holdings, LLC | Initial milestone event
Subsequent Events
Number of shares forfeiture by sponsor			500,000
Sponsor share forfeiture, stock price trigger | $ / shares			$ 15.00
Sponsor share forfeiture, threshold trading days | D			20
Sponsor share forfeiture, threshold consecutive trading days | D			30
HSAC 2 Holdings, LLC | Initial milestone event | Subsequent events
Subsequent Events
Number of shares forfeiture by sponsor			500,000
Sponsor share forfeiture, stock price trigger | $ / shares			$ 15.00
Sponsor share forfeiture, threshold trading days | D			20
Sponsor share forfeiture, threshold consecutive trading days | D			30
Number of shares issuable as earnout consideration			4,000,000
HSAC 2 Holdings, LLC | Final milestone event
Subsequent Events
Number of shares forfeiture by sponsor			500,000
Sponsor share forfeiture, stock price trigger | $ / shares			$ 20.00
Sponsor share forfeiture, threshold trading days | D			20
Sponsor share forfeiture, threshold consecutive trading days | D			30
HSAC 2 Holdings, LLC | Final milestone event | Subsequent events
Subsequent Events
Number of shares forfeiture by sponsor			500,000
Sponsor share forfeiture, stock price trigger | $ / shares			$ 20.00
Sponsor share forfeiture, threshold trading days | D			20
Sponsor share forfeiture, threshold consecutive trading days | D			30
Number of shares issuable as earnout consideration			4,000,000
HSAC2
Subsequent Events
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001
HSAC2 | Subsequent events
Subsequent Events
Number of shares issued in Business combination | $ / shares			0.465
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001
HSAC2 | Orchestra common stock | Subsequent events
Subsequent Events
Number of new shares issued for each existing shareholder			20,191,338
Number of new shares reserved for issuance of options and warrants			5,523,834